SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
December 31, 2020 (unaudited)

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	767,449	$38,571,987
ACI Worldwide, Inc.*	1,006,940	38,696,704
Acuity Brands, Inc.	317,667	38,466,297
Adient PLC*	809,731	28,154,347
Adtalem Global Education, Inc.*	449,223	15,251,121
AECOM*	1,300,167	64,722,313
Affiliated Managers Group, Inc.	391,185	39,783,514
AGCO Corp.	529,657	54,602,340
Alleghany Corp.	123,424	74,509,835
ALLETE, Inc.	448,229	27,763,304
Alliance Data Systems Corp.	411,554	30,496,151
Amedisys, Inc.*	282,956	82,999,483
American Campus Communities, Inc.	1,186,913	50,764,269
American Eagle Outfitters, Inc.	1,289,830	25,886,888
American Financial Group, Inc.	606,640	53,153,797
Antero Midstream Corp.	2,466,278	19,015,003
Apartment Income REIT Corp.*	1,283,791	49,310,412
AptarGroup, Inc.	558,162	76,406,796
Arrow Electronics, Inc.*	651,486	63,389,588
Arrowhead Pharmaceuticals, Inc.*	886,157	67,994,827
ASGN, Inc.*	456,200	38,106,386
Ashland Global Holdings, Inc.	470,186	37,238,731
Associated Banc-Corp.	1,324,538	22,583,373
AutoNation, Inc.*	507,684	35,431,266
Avanos Medical, Inc.*	412,503	18,925,638
Avient Corp.	788,878	31,776,006
Avis Budget Group, Inc.*	444,693	16,587,049
Avnet, Inc.	852,283	29,923,656
Axon Enterprise, Inc.*	548,043	67,151,709
BancorpSouth Bank	831,532	22,817,238
Bank of Hawaii Corp.	345,478	26,470,524
Bank OZK	1,042,496	32,598,850
Belden, Inc.	384,708	16,119,265
Bio-Techne Corp.	332,957	105,730,495
BJ's Wholesale Club Holdings, Inc.*	1,183,884	44,135,196
Black Hills Corp.	541,125	33,252,131
Blackbaud, Inc.	427,465	24,604,885
Boston Beer Co., Inc., Class A*	78,821	78,370,932
Boyd Gaming Corp.*	692,570	29,725,104
Brighthouse Financial, Inc.*	771,866	27,945,409
Brink's Co.	426,308	30,694,176
Brixmor Property Group, Inc.	2,556,813	42,315,255
Brown & Brown, Inc.	2,033,235	96,395,671
Brunswick Corp.	675,616	51,508,964
Builders FirstSource, Inc.*	1,007,443	41,113,749
Cable One, Inc.	46,767	104,183,781
Cabot Corp.	488,108	21,906,287
CACI International, Inc., Class A*	217,484	54,225,286
Caesars Entertainment, Inc.*	1,796,142	133,399,466
Camden Property Trust	839,932	83,926,005
Cantel Medical Corp.	324,238	25,569,409
Carlisle Cos., Inc.	460,330	71,894,339
Carter's, Inc.	376,412	35,409,077
Casey's General Stores, Inc.	318,529	56,895,650
Cathay General Bancorp	645,766	20,787,208
CDK Global, Inc.	1,049,456	54,393,304
Ceridian HCM Holding, Inc.*	1,121,680	119,526,221
ChampionX Corp.*	1,602,699	24,521,295
Charles River Laboratories International, Inc.*	428,975	107,183,694
Chemed Corp.	137,574	73,273,288
Chemours Co.	1,418,589	35,166,821
Choice Hotels International, Inc.	248,694	26,543,111
Churchill Downs, Inc.	306,232	59,650,931

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2020 (unaudited)

Common Stock	Shares	Value
Ciena Corp.*	1,330,834	$70,334,577
Cimarex Energy Co.	879,310	32,982,918
Cinemark Holdings, Inc.	927,273	16,143,823
Cirrus Logic, Inc.*	499,880	41,090,136
CIT Group, Inc.	849,676	30,503,368
Clean Harbors, Inc.*	438,314	33,355,695
CMC Materials, Inc.	250,797	37,945,586
CNO Financial Group, Inc.	1,198,581	26,644,456
CNX Resources Corp.*	1,936,303	20,912,072
Cognex Corp.	1,506,009	120,909,933
Coherent, Inc.*	210,757	31,617,765
Colfax Corp.*	868,321	33,204,595
Columbia Sportswear Co.	262,664	22,951,580
Commerce Bancshares, Inc.	909,034	59,723,534
Commercial Metals Co.	1,035,451	21,268,164
CommVault Systems, Inc.*	406,440	22,504,583
Compass Minerals International, Inc.	292,828	18,073,344
Concentrix Corp.*	355,273	35,065,445
CoreLogic, Inc.	670,758	51,863,009
CoreSite Realty Corp.	368,821	46,205,895
Corporate Office Properties Trust	967,377	25,229,192
Coty, Inc., Class A	2,443,858	17,155,883
Cousins Properties, Inc.	1,281,188	42,919,798
Cracker Barrel Old Country Store, Inc.	204,566	26,986,347
Crane Co.	425,948	33,079,122
Cree, Inc.*	951,558	100,769,992
Cullen/Frost Bankers, Inc.	482,425	42,081,933
Curtiss-Wright Corp.	357,906	41,642,363
CyrusOne, Inc.	1,038,506	75,966,714
Dana, Inc.	1,246,064	24,323,169
Darling Ingredients, Inc.*	1,397,644	80,616,106
Deckers Outdoor Corp.*	242,198	69,457,542
Dick's Sporting Goods, Inc.	566,869	31,863,706
Domtar Corp.	475,991	15,065,115
Donaldson Co., Inc.	1,088,670	60,834,880
Douglas Emmett, Inc.	1,421,668	41,484,272
Dycom Industries, Inc.*	275,212	20,784,010
Eagle Materials, Inc.	360,630	36,549,851
East West Bancorp, Inc.	1,220,828	61,908,188
EastGroup Properties, Inc.	341,132	47,096,684
Eaton Vance Corp.	984,820	66,898,823
Edgewell Personal Care Co.	468,747	16,209,271
EMCOR Group, Inc.	473,726	43,326,980
Emergent BioSolutions, Inc.*	388,494	34,809,062
Encompass Health Corp.	857,483	70,905,269
Energizer Holdings, Inc.	502,266	21,185,580
EnerSys	367,183	30,498,220
Enphase Energy, Inc.*	1,089,479	191,170,880
EPR Properties	643,466	20,912,645
EQT Corp.	2,376,728	30,208,213
Equitrans Midstream Corp.	3,505,783	28,186,495
Essent Group Ltd	969,522	41,883,350
Essential Utilities, Inc.	1,924,825	91,024,974
Evercore, Inc., Class A	350,409	38,418,843
Exelixis, Inc.*	2,675,500	53,697,285
FactSet Research Systems, Inc.	327,636	108,938,970
Fair Isaac Corp.*	250,935	128,237,822
Federated Hermes, Inc.	814,011	23,516,778
First American Financial Corp.	962,812	49,709,984
First Financial Bankshares, Inc.	1,225,565	44,334,814
First Horizon Corp.	4,784,402	61,048,970
First Industrial Realty Trust, Inc.	1,112,910	46,886,898
First Solar, Inc.*	731,136	72,323,973

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2020 (unaudited)

Common Stock	Shares	Value
FirstCash, Inc.	357,379	$25,030,825
Five Below, Inc.*	481,836	84,311,663
Flowers Foods, Inc.	1,697,096	38,405,282
Fluor Corp.	1,079,303	17,236,469
FNB Corp.	2,782,363	26,432,449
Foot Locker, Inc.	900,255	36,406,312
Fox Factory Holding Corp.*	359,743	38,028,433
FTI Consulting, Inc.*	307,543	34,358,704
Fulton Financial Corp.	1,399,214	17,798,002
GATX Corp.	301,833	25,106,469
Generac Holdings, Inc.*	541,929	123,240,074
Gentex Corp.	2,113,333	71,705,389
Genworth Financial, Inc., Class A*	4,363,758	16,495,005
Glacier Bancorp, Inc.	822,848	37,859,236
Globus Medical, Inc., Class A*	657,503	42,882,346
Goodyear Tire & Rubber Co.	2,010,518	21,934,751
Graco, Inc.	1,444,843	104,534,391
Graham Holdings Co., Class B	34,857	18,592,027
Grand Canyon Education, Inc.*	404,086	37,624,447
Greif, Inc., Class A	228,031	10,690,093
Grocery Outlet Holding Corp.*	738,874	29,000,805
Grubhub, Inc.*	799,902	59,408,722
H&R Block, Inc.	1,581,763	25,086,761
Haemonetics Corp.*	437,898	52,000,388
Hain Celestial Group, Inc.*	711,661	28,573,189
Halozyme Therapeutics, Inc.*	1,095,846	46,803,583
Hancock Whitney Corp.	745,216	25,352,248
Hanover Insurance Group, Inc.	321,255	37,561,135
Harley-Davidson, Inc.	1,321,850	48,511,895
Hawaiian Electric Industries, Inc.	941,557	33,321,702
Healthcare Realty Trust, Inc.	1,173,305	34,729,828
Healthcare Services Group, Inc.	641,819	18,035,114
HealthEquity, Inc.*	662,873	46,208,877
Helen of Troy Ltd.*	218,646	48,580,955
Herman Miller, Inc.	507,951	17,168,744
Hexcel Corp.	720,399	34,932,148
Highwoods Properties, Inc.	896,083	35,511,769
Hill-Rom Holdings, Inc.	576,183	56,448,649
HNI Corp.	368,366	12,693,892
Home BancShares, Inc.	1,310,438	25,527,332
Hubbell, Inc.	467,721	73,333,976
Hudson Pacific Properties, Inc.	1,312,077	31,516,090
IAA, Inc.*	1,159,601	75,350,873
ICU Medical, Inc.*	168,268	36,091,803
IDACORP, Inc.	435,175	41,789,855
II-VI, Inc.*	894,514	67,947,283
Ingevity Corp.*	355,982	26,958,517
Ingredion, Inc.	577,710	45,448,446
Insperity, Inc.	307,603	25,045,036
Integra LifeSciences Holdings Corp.*	610,478	39,632,232
Interactive Brokers Group, Inc., Class A	696,657	42,440,344
InterDigital, Inc.	265,674	16,121,098
International Bancshares Corp.	480,198	17,978,613
ITT, Inc.	745,104	57,387,910
J2 Global, Inc.*	369,582	36,104,466
Jabil, Inc.	1,160,729	49,365,804
Jack in the Box, Inc.	195,959	18,184,995
Janus Henderson Group PLC	1,282,818	41,704,413
Jazz Pharmaceuticals PLC*	480,479	79,303,059
JBG SMITH Properties	959,587	30,006,285
Jefferies Financial Group, Inc.	1,784,285	43,893,411
JetBlue Airways Corp.*	2,711,843	39,430,197
John Wiley & Sons, Inc., Class A	376,309	17,182,269

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2020 (unaudited)

Common Stock	Shares	Value
Jones Lang LaSalle, Inc.*	442,428	$65,643,042
KAR Auction Services, Inc.	1,114,652	20,743,674
KB Home	759,551	25,460,150
KBR, Inc.	1,229,127	38,016,898
Kemper Corp.	530,227	40,737,340
Kennametal, Inc.	718,163	26,026,227
Kilroy Realty Corp.	904,448	51,915,315
Kinsale Capital Group, Inc.	183,171	36,658,012
Kirby Corp.*	517,765	26,835,760
Knight-Swift Transportation Holdings, Inc.	1,083,807	45,324,809
Kohl's Corp.	1,359,568	55,320,822
Lamar Advertising Co., Class A	745,346	62,027,694
Lancaster Colony Corp.	168,604	30,977,613
Landstar System, Inc.	331,017	44,574,749
Lear Corp.	471,162	74,928,893
LendingTree, Inc.*	93,930	25,717,095
Lennox International, Inc.	300,480	82,322,506
LHC Group, Inc.*	272,444	58,117,754
Life Storage, Inc.	419,092	50,035,394
Ligand Pharmaceuticals, Inc.*	138,680	13,791,726
Lincoln Electric Holdings, Inc.	512,867	59,620,789
Lithia Motors, Inc., Class A	225,295	65,937,088
Littelfuse, Inc.	210,212	53,532,588
LivaNova PLC*	419,083	27,747,485
LiveRamp Holdings, Inc.*	571,871	41,855,238
Louisiana-Pacific Corp.	942,796	35,043,727
Lumentum Holdings, Inc.*	651,098	61,724,090
Macerich Co.	966,771	10,315,447
Manhattan Associates, Inc.*	547,843	57,622,127
ManpowerGroup, Inc.	496,154	44,743,168
Marriott Vacations Worldwide Corp.	354,120	48,592,346
Masimo Corp.*	436,805	117,229,726
MasTec, Inc.*	484,132	33,008,120
Mattel, Inc.*	3,001,446	52,375,233
MAXIMUS, Inc.	529,959	38,787,699
MDU Resources Group, Inc.	1,729,271	45,548,998
Medical Properties Trust, Inc.	4,622,352	100,721,050
Medpace Holdings, Inc.*	237,534	33,064,733
Mercury General Corp.	229,152	11,964,026
Mercury Systems, Inc.*	482,968	42,530,162
MGIC Investment Corp.	2,919,806	36,643,565
Middleby Corp.*	479,588	61,828,485
Minerals Technologies, Inc.	293,158	18,210,975
MKS Instruments, Inc.	475,491	71,537,621
Molina Healthcare, Inc.*	511,392	108,762,851
Monolithic Power Systems, Inc.	365,579	133,885,997
MSA Safety, Inc.	312,406	46,670,332
MSC Industrial Direct Co., Inc., Class A	394,651	33,304,598
Murphy Oil Corp.	1,245,139	15,066,182
Murphy USA, Inc.	229,117	29,984,542
National Fuel Gas Co.	784,474	32,265,416
National Instruments Corp.	1,131,848	49,733,401
National Retail Properties, Inc.	1,498,205	61,306,549
Navient Corp.	1,606,451	15,775,349
NCR Corp.*	1,111,616	41,763,413
Nektar Therapeutics*	1,547,110	26,300,870
Neogen Corp.*	457,416	36,273,089
NetScout Systems, Inc.*	634,506	17,398,155
New Jersey Resources Corp.	829,033	29,472,123
New York Community Bancorp, Inc.	4,000,635	42,206,699
New York Times Co., Class A	1,248,718	64,646,131
NewMarket Corp.	63,101	25,132,497
Nordson Corp.	465,453	93,532,780

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2020 (unaudited)

Common Stock	Shares	Value
Nordstrom, Inc.	938,288	$29,283,968
NorthWestern Corp.	436,216	25,435,755
Nu Skin Enterprises, Inc., Class A	440,082	24,041,680
NuVasive, Inc.*	442,264	24,912,731
nVent Electric PLC	1,467,066	34,167,967
OGE Energy Corp.	1,724,942	54,956,652
O-I Glass, Inc.	1,355,370	16,128,903
Old Republic International Corp.	2,438,640	48,065,594
Olin Corp.	1,225,249	30,092,115
Ollie's Bargain Outlet Holdings, Inc.*	490,503	40,108,430
Omega Healthcare Investors, Inc.	1,957,647	71,101,739
ONE Gas, Inc.	457,899	35,152,906
Oshkosh Corp.	588,064	50,614,668
Owens Corning	933,381	70,712,945
PacWest Bancorp	1,007,122	25,580,899
Papa John's International, Inc.	284,172	24,111,994
Park Hotels & Resorts, Inc.	2,031,890	34,846,914
Patterson Cos., Inc.	749,013	22,193,255
Paylocity Holding Corp.*	322,790	66,465,689
Pebblebrook Hotel Trust	1,129,004	21,225,275
Penn National Gaming, Inc.*	1,272,525	109,907,984
Penumbra, Inc.*	291,224	50,964,200
Perspecta, Inc.	1,179,902	28,412,040
Physicians Realty Trust	1,795,744	31,964,243
Pilgrim's Pride Corp.*	420,075	8,237,671
Pinnacle Financial Partners, Inc.	654,114	42,124,942
PNM Resources, Inc.	686,921	33,336,276
Polaris, Inc.	500,164	47,655,626
Post Holdings, Inc.*	528,364	53,370,048
PotlatchDeltic Corp.	576,707	28,846,884
PRA Health Sciences, Inc.*	553,217	69,395,540
Prestige Consumer Healthcare, Inc.*	432,088	15,066,909
Primerica, Inc.	338,942	45,394,502
PROG Holdings, Inc.	582,599	31,384,608
Prosperity Bancshares, Inc.	798,212	55,363,984
PS Business Parks, Inc.	173,061	22,994,615
PTC, Inc.*	905,481	108,304,582
Qualys, Inc.*	289,373	35,265,888
Quidel Corp.*	330,143	59,310,190
Rayonier, Inc.	1,177,312	34,589,427
Regal Beloit Corp.	350,084	42,993,816
Reinsurance Group of America, Inc.	585,876	67,903,028
Reliance Steel & Aluminum Co.	549,820	65,840,945
RenaissanceRe Holdings Ltd.	438,183	72,659,505
Repligen Corp.*	434,045	83,176,043
Rexford Industrial Realty, Inc.	1,125,632	55,279,788
RH*	134,626	60,247,828
RLI Corp.	341,924	35,611,385
Royal Gold, Inc.	565,766	60,174,872
RPM International, Inc.	1,120,552	101,723,711
Ryder System, Inc.	464,729	28,701,663
Sabra Health Care REIT, Inc.	1,784,515	30,997,026
Sabre Corp.	2,736,082	32,887,706
Sailpoint Technologies Holdings, Inc.*	784,015	41,740,959
Sanderson Farms, Inc.	170,700	22,566,540
Science Applications International Corp.	502,119	47,520,542
Scientific Games Corp.*	484,227	20,090,578
Scotts Miracle-Gro Co.	350,903	69,878,823
SEI Investments Co.	1,034,797	59,469,784
Selective Insurance Group, Inc.	516,006	34,562,082
Semtech Corp.*	560,574	40,411,780
Sensient Technologies Corp.	365,279	26,946,632
Service Corp. International	1,489,719	73,145,203

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2020 (unaudited)

Common Stock	Shares	Value
Service Properties Trust	1,421,412	$16,332,024
Signature Bank	461,969	62,499,786
Silgan Holdings, Inc.	677,116	25,107,461
Silicon Laboratories, Inc.*	377,956	48,128,917
Simpson Manufacturing Co., Inc.	374,454	34,992,726
Six Flags Entertainment Corp.	652,225	22,240,873
Skechers U.S.A., Inc., Class A*	1,169,258	42,023,133
SLM Corp.	3,235,996	40,093,990
SolarEdge Technologies, Inc.*	441,634	140,934,242
Sonoco Products Co.	865,978	51,309,197
Southwest Gas Holdings, Inc.	490,092	29,773,089
Spire, Inc.	445,144	28,507,022
Spirit Realty Capital, Inc.	985,286	39,578,939
Sprouts Farmers Market, Inc.*	1,017,186	20,445,439
Steel Dynamics, Inc.	1,723,461	63,544,007
Stericycle, Inc.*	789,539	54,738,739
Sterling Bancorp	1,676,140	30,136,997
Stifel Financial Corp.	888,288	44,823,012
STORE Capital Corp.	2,038,116	69,255,182
Strategic Education, Inc.	210,447	20,061,913
Sunrun, Inc.*	1,345,744	93,367,719
Synaptics, Inc.*	297,677	28,696,063
Syneos Health, Inc.*	654,703	44,604,915
SYNNEX Corp.	355,603	28,960,308
Synovus Financial Corp.	1,274,652	41,260,485
Taylor Morrison Home Corp.*	1,120,604	28,743,493
TCF Financial Corp.	1,315,020	48,682,040
TEGNA, Inc.	1,890,709	26,375,391
Telephone and Data Systems, Inc.	858,568	15,943,608
Tempur Sealy International, Inc.*	1,654,994	44,684,838
Tenet Healthcare Corp.*	909,959	36,334,663
Teradata Corp.*	942,589	21,179,975
Terex Corp.	597,630	20,851,311
Tetra Tech, Inc.	463,763	53,694,480
Texas Capital Bancshares, Inc.*	435,149	25,891,366
Texas Roadhouse, Inc.	563,256	44,024,089
Thor Industries, Inc.	477,466	44,399,563
Timken Co.	584,874	45,245,853
Toll Brothers, Inc.	990,253	43,046,298
Tootsie Roll Industries, Inc.	149,261	4,433,052
TopBuild Corp.*	284,793	52,424,695
Toro Co.	925,310	87,756,400
TreeHouse Foods, Inc.*	487,323	20,706,354
Trex Co., Inc.*	998,532	83,597,099
TRI Pointe Group, Inc.*	1,093,715	18,866,584
Trimble, Inc.*	2,157,490	144,055,607
Trinity Industries, Inc.	728,546	19,226,329
TripAdvisor, Inc.*	829,292	23,867,024
Trustmark Corp.	546,957	14,937,396
UGI Corp.	1,797,391	62,836,789
UMB Financial Corp.	372,790	25,718,782
Umpqua Holdings Corp.	1,899,186	28,753,676
United Bankshares, Inc.	1,119,043	36,256,993
United States Steel Corp.	1,900,730	31,875,242
United Therapeutics Corp.*	383,251	58,173,669
Univar Solutions, Inc.*	1,458,299	27,722,264
Universal Display Corp.	369,660	84,947,868
Urban Edge Properties	946,030	12,241,628
Urban Outfitters, Inc.*	590,300	15,111,680
Valley National Bancorp	3,482,965	33,958,909
Valmont Industries, Inc.	183,282	32,061,520
Valvoline, Inc.	1,597,698	36,970,732
ViaSat, Inc.*	553,269	18,064,233

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2020 (unaudited)

Common Stock	Shares	Value
Vishay Intertechnology, Inc.	1,143,188	$23,675,423
Visteon Corp.*	240,027	30,128,189
Washington Federal, Inc.	653,824	16,829,430
Watsco, Inc.	283,059	64,127,016
Webster Financial Corp.	777,877	32,787,516
Weingarten Realty Investors	1,038,779	22,510,341
Wendy's Co.	1,545,955	33,887,334
Werner Enterprises, Inc.	500,550	19,631,571
WEX, Inc.*	380,575	77,458,430
Williams-Sonoma, Inc.	660,481	67,263,385
Wingstop, Inc.	255,980	33,930,149
Wintrust Financial Corp.	497,049	30,364,723
Woodward, Inc.	503,605	61,203,116
World Fuel Services Corp.	547,636	17,064,338
World Wrestling Entertainment, Inc., Class A	402,696	19,349,543
Worthington Industries, Inc.	309,492	15,889,319
WPX Energy, Inc.*	3,483,603	28,391,364
WW International, Inc.*	405,190	9,886,636
Wyndham Destinations, Inc.	740,456	33,216,856
Wyndham Hotels & Resorts, Inc.	803,455	47,757,365
XPO Logistics, Inc.*	788,355	93,971,916
Yelp, Inc.*	599,838	19,596,707
Total Investments (Cost $17,721,650,179)		$17,708,172,077

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2020 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,532,867,484	8.66%
Banks	1,079,987,376	6.10%
Retail	913,658,551	5.16%
Insurance	854,497,681	4.83%
Healthcare - Products	799,087,678	4.52%
Commercial Services	723,103,844	4.09%
Software	687,981,073	3.89%
Electronics	657,373,896	3.71%
Healthcare - Services	653,818,637	3.69%
Machinery - Diversified	597,885,814	3.38%
Diversified Financial Services	544,416,116	3.08%
Semiconductors	502,466,092	2.84%
Energy - Alternate Sources	497,796,814	2.81%
Building Materials	429,881,600	2.43%
Entertainment	410,026,002	2.32%
Electrical Components & Equipment	367,989,892	2.08%
Chemicals	360,347,018	2.04%
Computers	325,097,113	1.84%
Media	323,493,815	1.83%
Food	302,164,438	1.71%
Biotechnology	301,571,022	1.70%
Auto Parts & Equipment	289,203,171	1.63%
Miscellaneous Manufacturing	276,495,167	1.56%
Engineering & Construction	269,519,486	1.52%
Transportation	259,040,468	1.46%
Electric	249,855,676	1.41%
Distribution / Wholesale	219,719,833	1.24%
Gas	218,007,345	1.23%
Hand / Machine Tools	208,515,759	1.18%
Apparel	184,953,012	1.05%
Iron / Steel	182,528,358	1.03%
Packaging & Containers	179,642,450	1.02%
Pharmaceuticals	163,765,508	0.93%
Home Builders	160,516,087	0.91%
Oil & Gas	157,545,292	0.89%
Leisure Time	147,676,485	0.83%
Environmental Control	141,788,914	0.80%
Lodging	137,242,436	0.78%
Telecommunications	120,463,516	0.68%
Internet	102,872,453	0.58%
Metal Fabricate / Hardware	93,196,692	0.53%
Water	91,024,974	0.51%
Savings & Loans	89,173,126	0.50%
Agriculture	80,616,106	0.46%
Beverages	78,370,932	0.44%
Mining	78,248,216	0.44%
Aerospace / Defense	77,462,310	0.44%
Machinery - Construction & Mining	71,465,979	0.40%
Housewares	69,878,823	0.40%
Real Estate	65,643,042	0.37%
Home Furnishings	61,853,582	0.35%
Toys / Games / Hobbies	52,375,233	0.30%
Household Products / Wares	48,580,955	0.27%
Pipelines	47,201,499	0.27%
Airlines	39,430,197	0.22%
Cosmetics / Personal Care	33,365,154	0.19%
Trucking & Leasing	25,106,469	0.14%
Oil & Gas Services	24,521,295	0.14%
Food Service	18,035,114	0.10%
Forest Products & Paper	15,065,115	0.09%
Office Furnishings	12,693,892	0.07%
Total Investments	17,708,172,077	100.07%
Liabilities in Excess of Other Assets	(12,434,288)	(0.07)%
Net Assets	$17,695,737,789	100.00%